ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of Accounts Payable and Accrued Expenses

	June 30,	December 31,
	2022	2021
Accounts payable	$457	$510
Accrued expenses – lab refurbishments	118	131
Accrued expenses – technical fees	58	66
Accrued expenses – variable rent & utilities	9	20
Accrued expenses – audit & accounting fees	167	191
Accrued expenses – other	67	112
Credit card liabilities	34	10
Payroll and social security liabilities	280	383
Total accounts payable and accrued expenses	$1,190	$1,423

	December 31,
	2021	2020
Accounts payable	$510	$227
Accrued expenses – lab refurbishments	131	132
Accrued expenses – technical fees	66	45
Accrued expenses – variable rent & utilities	20	67
Accrued expenses – audit & accounting fees	191	250
Accrued expenses – other	112	6
Credit card liabilities	10	6
Payroll and social security liabilities	383	128
Total accounts payable and accrued expenses	$1,423	$861